Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 6,136	$ 7,053
Cost of services (exclusive of depreciation shown separately below)	(2,634)	(3,665)
Gross profit	3,502	3,388
Operating Expenses:
Selling, general and administrative expenses	8,753	4,142
Research and development	404	202
Depreciation and amortization expense	115	110
Total operating expenses	9,272	4,454
Loss from operations	(5,770)	(1,066)
Other income, net	435	73
Net loss before income taxes	(5,335)	(993)
Provision for income taxes	(1)	(1)
Net loss	(5,336)	(994)
Other comprehensive loss
Foreign currency translation adjustments	115	(18)
Total other comprehensive loss (income)	115	(18)
Net loss and other comprehensive loss	$ (5,221)	$ (1,012)
Net loss per common share - basic (in Dollars per share)	$ (0.11)	$ (0.02)
Net loss per common share -diluted (in Dollars per share)	$ (0.11)	$ (0.02)
Weighted average common shares outstanding - basic (in Shares)	48,683,197	39,840,144
Weighted average common shares outstanding - diluted (in Shares)	48,683,197	39,840,144